Expense Example	Oct. 27, 2025 USD ($)
HCM Sector Plus Fund | HCM Sector Plus Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 763
Expense Example, with Redemption, 3 Years	1,158
Expense Example, with Redemption, 5 Years	1,576
Expense Example, with Redemption, 10 Years	2,739
HCM Sector Plus Fund | HCM Sector Plus Fund Class A1 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	778
Expense Example, with Redemption, 3 Years	1,201
Expense Example, with Redemption, 5 Years	1,649
Expense Example, with Redemption, 10 Years	2,886
HCM Sector Plus Fund | HCM Sector Plus Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	175
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	2,030
HCM Sector Plus Fund | HCM Sector Plus Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	844
Expense Example, with Redemption, 5 Years	1,440
Expense Example, with Redemption, 10 Years	3,051
HCM Tactical Plus Fund | HCM Tactical Plus Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	764
Expense Example, with Redemption, 3 Years	1,161
Expense Example, with Redemption, 5 Years	1,581
Expense Example, with Redemption, 10 Years	2,749
HCM Tactical Plus Fund | HCM Tactical Plus Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	176
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	2,041
HCM Tactical Plus Fund | HCM Tactical Plus Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	847
Expense Example, with Redemption, 5 Years	1,445
Expense Example, with Redemption, 10 Years	3,061
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	732
Expense Example, with Redemption, 3 Years	1,063
Expense Example, with Redemption, 5 Years	1,415
Expense Example, with Redemption, 10 Years	2,407
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	1,275
Expense Example, with Redemption, 10 Years	2,726
HCM Dynamic Income Fund | HCM Dynamic Income Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	787
Expense Example, with Redemption, 3 Years	1,229
Expense Example, with Redemption, 5 Years	1,696
Expense Example, with Redemption, 10 Years	2,982
HCM Dynamic Income Fund | HCM Dynamic Income Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	200
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	2,296
HCM Dynamic Income Fund | HCM Dynamic Income Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,562
Expense Example, with Redemption, 10 Years	$ 3,290